Employee Benefit Obligations - Movement in Pension Plan Assets (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) defined_benefit_plan	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of net defined benefit (liability) asset
Fair value of plan assets at beginning of year	£ (122.1)	£ (136.6)
Employer contributions	19.8	24.0	£ 16.7
Administrative expenses	(2.8)	(3.1)	(2.3)
Fair value of plan assets at end of year	£ (122.2)	(122.1)	(136.6)
Number of defined benefit pension plans winded up | defined_benefit_plan	2
Full elimination of associated plan assets and plan liabilities	£ 145.0
Plan assets
Disclosure of net defined benefit (liability) asset
Fair value of plan assets at beginning of year	430.5	552.1	616.6
Interest income on plan assets	16.2	13.3	10.2
Return on plan assets (excluding interest income)	6.5	(127.6)	(29.3)
Employer contributions	19.8	24.0	16.7
Benefits paid	(37.5)	(52.0)	(59.5)
(Loss)/gain due to exchange rate movements	(12.4)	31.5	(0.6)
Settlement payments	(163.2)	(8.7)	(0.3)
Administrative expenses	(2.8)	(3.1)	(1.8)
Other	1.9	1.0	0.1
Fair value of plan assets at end of year	259.0	430.5	552.1
Actual return/(loss) on plan assets	£ 22.7	£ (114.3)	£ (19.1)